Description of Business (Details)							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 20, 2024 USD ($) $ / shares	Dec. 28, 2023 USD ($) $ / shares	Dec. 29, 2022 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 01, 2020 $ / shares shares	Aug. 14, 2020 shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Sep. 23, 2020 $ / shares
Description of Business
License maintenance fee | $							$ 26,000,000
Common stock, shares outstanding | shares								74,214,603	74,214,603	74,214,603
Initial dividend per share									$ 1,000
Percentage of annual increase in liquidation preference									5.00%
Maximum license term								10 years
Series C Preferred Stock
Description of Business
Preferred stock, par value								$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares outstanding | shares								40,000	40,000	40,000
Percentage of dividend on liquidation preference to be paid in cash									3.00%
Cash dividend (as percent)	3.00%	3.00%	3.00%
Aggregated dividend amount | $	$ 1,275,000	$ 1,275,000	$ 1,275,000
Preferred stock, liquidation value | $											$ 42,483,000
Preferred stock, liquidation value (in dollars per share)								$ 1,102	$ 1,062	$ 1,062	$ 1,062	$ 1,062
Dividend per share	$ 31.86	$ 31.86	$ 31.86
Preferred stock, cumulative liquidation value | $	$ 42,483,286							$ 44,076,000	$ 42,483,000	$ 42,483,000
Preferred Stock, Liquidation Preference Per Share								$ 1,102	$ 1,062	$ 1,062	$ 1,062
Rights Offering
Description of Business
Rights offering and realized in gross proceeds | $				$ 43,600,000
Subscription price per Unit													$ 1,090
Number of rights per share of stock | shares				1	1
Number of subscription rights to be held				1,105
Number of units entitled for subscription rights held | shares					1				1
Preferred stock, par value				$ 1
Number of units available for purchase | shares				40,000
Rights Offering | Common Stock
Description of Business
Number of shares per unit | shares				750
Common stock, shares outstanding | shares									74,214,603
Rights Offering | Series C Preferred Stock
Description of Business
Preferred stock, par value				$ 0.01
Percentage of dividend on liquidation preference to be paid in cash					3.00%
Preferred Stock, Liquidation Preference Per Share					$ 1,000							$ 1,062
Section 382 Rights Plan
Description of Business
Rights per share distributed as dividend | shares						1